Financial Income (Expenses) - Summary of Foreign Exchange Hedging Transactions and the Related Balancing Items in the Income Statement (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finance Income Cost [line items]
Gains on monetary and exchange rate variations	R$ 854,025	R$ 477,297	R$ 176,450
Losses on monetary and exchange rate variations	(937,925)	(1,073,549)	(141,499)
Gains on swap and forward transactions	961,185	1,323,470	34,055
Revenue from swap exchange coupons	182,897	170,555	29,091
Gains from exchange variations on swap instruments	778,288	1,152,915	4,964
Losses on swap and forward transactions	(964,116)	(794,504)	(161,802)
Losses on exchange rate variation on swap instruments	(690,409)	(402,708)	(39,287)
Financial costs of swap instruments	(273,707)	(391,796)	(122,420)
Loss on interest rate swap			(95)
Other financial expenses			(60,919)
Expenses with debt structuring for acquisition of The Body Shop, resulting from the change of loan facility agent			(60,919)
Variation on loans financing and debentures [member]
Finance Income Cost [line items]
Gains on monetary and exchange rate variations	677,462	402,345	159,952
Losses on monetary and exchange rate variations	(768,939)	(996,034)	(124,753)
Variation on imports [member]
Finance Income Cost [line items]
Gains on monetary and exchange rate variations	11,221	6,385
Losses on monetary and exchange rate variations	(33,718)	(40,140)	(27)
Variation on export receivables [member]
Finance Income Cost [line items]
Gains on monetary and exchange rate variations	26,144	42,901	2,746
Losses on monetary and exchange rate variations	(23,393)	(18,323)
Variation on accounts payable to subsidiaries abroad [member]
Finance Income Cost [line items]
Gains on monetary and exchange rate variations	132,397	25,666	13,752
Losses on monetary and exchange rate variations	(86,764)	(13,075)
Variation on financing [member]
Finance Income Cost [line items]
Losses on monetary and exchange rate variations	(297)	R$ (5,977)	R$ (16,719)
Variations of demand deposits in foreign currency [member]
Finance Income Cost [line items]
Gains on monetary and exchange rate variations	6,801
Losses on monetary and exchange rate variations	R$ (24,814)